Loan and Security Agreement and Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt and Unamortized Discount Balances
As of December 31, 2018, the estimated fair value of the Initial Loan was approximately $64.0 million compared to the carrying value of $67.2 million.

Borrowings under the Initial Loan consisted of the following (in thousands):

Face value of loan	$100,000
Debt discount - warrant	(26,659)
Capitalized debt issuance costs	(6,658)
Accretion of debt discount and issuance costs	526
Balance at December 31, 2018	$67,209
Borrowings under the December 2017 Notes consisted of the following (in thousands):

Principal amount	$50,000
Debt discount - warrant	(12,669)
Debt discount - beneficial conversion feature	(32,062)
Capitalized debt issuance costs	(84)
Accretion of debt issuance costs and other	—
Accretion of debt discount	26
Balance at December 31, 2017	$5,211

Borrowings of the Notes consisted of the following (in thousands):

Face value of loan	$224,000
Unamortized debt discount	(84,000)
Capitalized debt issuance costs	(5,748)
Accretion of debt discount	6,376
Accretion of debt issuance cost	435
Balance at December 31, 2018	$141,063
Borrowings under the Notes consisted of the following (in thousands):

Face value of loan	$37,849
Unamortized debt discount	(14,804)
Accretion of debt discount	515
Balance at December 31, 2018	$23,560

Future Minimum Payments under Amended and Restated Loan and Security Agreement
Future minimum payments under the Notes, based on a percentage of projected net sales of ZTlido® (lidocaine topical system 1.8%) are as follows (in thousands):

Year Ending December 31,
2019	$8,696
2020	30,010
2021	52,474
2022	99,153
2023	33,667
Total future minimum payments	224,000
Unamortized debt discount	(77,624)
Unamortized capitalized debt issuance costs	(5,313)
Total minimum payment	141,063
Current portion	(8,696)
Long-term portion of Scilex Notes	$132,367